Organization, Business Operation and Going Concern Consideration	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Organization, Business Operation and Going Concern Consideration [Abstract]
Organization, Business Operation and Going Concern Consideration

Note 1 — Organization, Business Operation and Going Concern Consideration

Eureka Acquisition Corp (the “Company” or “Eureka”) is a blank check company incorporated in the Cayman Islands on June 13, 2023. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses or entities, which is referred to as a “target business” (the “Business Combination”). The Company has selected September 30 as its fiscal year end.

As of June 30, 2026, the Company had not commenced any operations. For the period from June 13, 2023 (inception) through June 30, 2026, the Company’s efforts have been limited to organizational activities as well as activities related to the initial public offering (the “IPO”) described below, and subsequent to the IPO, identifying a target company for a Business Combination and preparing the Transactions (as defined below). The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of dividend and/or interest income from the proceeds derived from the IPO and sale of Private Units (as defined below).

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of the Private Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully.

The Company’s founder and sponsor is Hercules Capital Management Corp, a British Virgin Islands company (the “Sponsor”). The Company’s ability to commence operations is contingent upon obtaining adequate financial resources through the IPO (see Note 3) and a private placement to the initial shareholder (see Note 4).

The registration statement on Form S-1 in connection with the for the Company’s IPO was declared effective on July 1, 2024. On July 3, 2024, the Company consummated its IPO of 5,000,000 units (“Units”). Each Unit consists of one Class A ordinary share, $0.0001 par value per share, and one right to receive one-fifth of one Class A ordinary share upon the completion of the initial Business Combination. The Units were sold at an offering price of $10.00 per Unit, generating total gross proceeds of $50,000,000. On July 3, 2024, the underwriter notified the Company of its exercise of the over-allotment option in full to purchase additional 750,000 Units (the “Option Units”) of the Company (the “Over-Allotment Option”). As a result, on July 8, 2024, 750,000 Units were sold to the underwriter at an offering price of $10.00 per Option Unit (the “Option Units” and together with the Units, collectively, the “Public Units”), generating gross proceeds of $7,500,000.

Simultaneously with the consummation of the IPO and the sale of the Units, the Company consummated the private placement of 216,750 units (the “Initial Private Placement Units”) to the Sponsor, at a price of $10.00 per Initial Private Placement Unit, generating total proceeds of $2,167,500, which is described in Note 4. Simultaneously with the issuance and sale of the Option Units, the Company completed a private placement sale of additional 11,250 units (the “Additional Private Units” and together with the Initial Private Placement Units, collectively, the “Private Units”) to the Sponsor at a purchase price of $10.00 per Additional Private Unit, generating gross proceeds of $112,500.

Transaction costs amounted to $1,600,914 consisting of $862,500 of underwriting commissions which was paid in cash at the closing date of the IPO and Over-allotment Option, $301,300 of the Representative Shares (discussed in the below), $150,000 of underwriter expenses, and $287,114 of other offering costs, all of which were recognized by the Company during the three months ended September 30, 2024. At the closing date of the IPO and Over-allotment Option, cash of $827,216 was held outside of the Trust Account (as defined below) and is available for the payment of accrued offering costs and for working capital purposes.

In conjunction with the IPO, the Company issued to the underwriter 200,000 Class A ordinary shares for no consideration (the “Representative Shares”) with an estimated fair value of $262,000. In connection with the issuance and sales of the Option Units, the Company issued an additional 30,000 Representative Shares with an estimated fair value of $39,000 to the underwriter. The fair value of the Representative Shares accounted for as compensation under Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation” (“ASC 718”) is included in the offering costs.

The Company’s initial Business Combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the balance in the Trust Account (as defined below), (less any taxes payable on interest earned) at the time of execution of the definitive agreement in connection with its initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for the post-transaction company not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company does not believe that its anticipated principal activities will subject the Company to the Investment Company Act. There is no assurance that the Company will be able to complete a Business Combination successfully.

Upon the closing of the IPO, management has agreed that at least $10.00 per Public Unit sold in the IPO would be held in a U.S.-based trust account (“Trust Account”). The funds held in the Trust Account will be invested only in U.S. government treasury bills with a maturity of 185 days or less, or in money market funds meeting the applicable conditions of Rule 2a-7 promulgated under the Investment Company Act which invest solely in direct U.S. government treasury securities or in an interest bearing or non-interest bearing demand deposit account. Except with respect to dividend and/or interest earned on the funds held in the Trust Account that may be released to the Company to pay the Company’s tax obligation, if any, the proceeds from the IPO and the sale of the Private Units that are deposited and held in the Trust Account will not be released from the Trust Account until the earliest to occur of (i) the completion of the Company’s initial Business Combination, (ii) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association to (A) modify the substance or timing of obligation to redeem 100% of our public shares if the Company does not complete the Company’s initial Business Combination within the prescribed period as provided in the Company’s amended and restated memorandum and articles of association (the “Combination Period”) or (B) with respect to any other provision relating to shareholders’ rights or pre-Business Combination activity and (iii) the redemption of all of the Company’s public shares if the Company is unable to complete their initial Business Combination within Combination Period, subject to applicable law. In no other circumstances will a public shareholder have any right or interest of any kind to or in the Trust Account.

The Company will provide the holders of public shares with the opportunity to redeem all or a portion of their public shares upon the completion of the Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer.

The Company has determined not to consummate any Business Combination unless the Company has net tangible assets of at least $5,000,001 upon such consummation in order to avoid being subject to Rule 419 promulgated under the Securities Act. However, if the Company seeks to consummate an initial Business Combination with a target business that imposes any type of working capital closing condition or requires us to have a minimum amount of funds available from the Trust Account upon consummation of such initial Business Combination, its net tangible asset threshold may limit the Company’s ability to consummate such initial Business Combination (as the Company may be required to have a lesser number of shares redeemed) and may force the Company to seek third party financing which may not be available on terms acceptable to the Company or at all. As a result, the Company may not be able to consummate such an initial Business Combination and the Company may not be able to locate another suitable target within the applicable time period, if at all.

The Company will have until up to July 3, 2027 (if the Company fully extends the Combination Period) to complete its initial Business Combination. If the Company is unable to complete its initial Business Combination by July 3, 2027 (if fully extended), the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (less up to $50,000 of interest to pay dissolution expenses (which interest shall be net of taxes payable)) divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of its remaining shareholders and its Board of Directors, liquidate and dissolve, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to its public rights or private placement rights, which will expire worthless if the Company fails to complete its initial Business Combination by July 3, 2027 if fully extended.

On March 20, 2025, the Company’s board of directors accepted the resignation of Dr. M. Anthony Wong, the independent director, resigning from his position as a director of the Company. Concurrently, the Company, by ordinary resolutions of its directors, appointed Mr. Cameron Richard Johnson as the independent director of the Company to fill the vacancy, effective immediately. Mr. Cameron Richard Johnson was also appointed as the chairperson of the Audit Committee and a member of the Compensation Committee. The Company entered into an Indemnity Agreement with Mr. Johnson on March 20, 2025, accordingly.

In connection with the appointment of Mr. Johnson as the director of the Company, the Sponsor issued a share purchase option dated March 20, 2025 (the “Share Purchase Option”) to Mr. Johnson, entitling Mr. Johnson to acquire 10,000 ordinary shares of the Company held by the Sponsor (the “Founder Shares”) upon the exercise of the Share Purchase Option once the existing lock-up term on such Founder Shares expires pursuant to the terms and arrangements thereunder.

On September 29, 2025, 17358750 Canada Inc., a company incorporated under the Canada Business Corporations Act and a wholly owned subsidiary of Eureka, was formed in connection with a contemplated business combination. Amalgamation Sub (as defined below) has no principal operations or revenue producing activities.

Proposed Business Combination with Marine Thinking

On October 29, 2025, the Company entered into a business combination agreement (as the same may be amended, supplemented or otherwise modified from time to time, the “BCA”), with Marine Thinking Inc. (“Marine Thinking”), an autonomous ship and fleet solution providing company incorporated under the Canada Business Corporations Act (“CBCA”), and 17358750 Canada Inc., a company incorporated under the CBCA and a wholly-owned subsidiary of Eureka (the “Amalgamation Sub,” together with Eureka and Marine Thinking, the “Parties, “and each, a “Party”).

The BCA contemplates that the business combination among Eureka, Marine Thinking and Amalgamation Sub will be completed through the following series of transactions, (i) prior to the time when the Amalgamation (as defined below) becomes effective (the “Amalgamation Effective Time”), Eureka shall complete the deregistration as a Cayman Islands exempted company in accordance with section 206 of the Companies Act and, immediately upon such deregistration, the domestication to Canada under the CBCA (the “SPAC Continuance”). Upon the completion of the SPAC Continuance, the name of Eureka shall be changed from “Eureka Acquisition Corp” to “Marine Thinking Holdings Inc.” or such other name as the Parties may agree on; and (ii) following the SPAC Continuance, and in accordance with the applicable provisions of the BCA and in accordance with the CBCA, at the closing of the transactions contemplated by the BCA (the “Closing”), Marine Thinking and the Amalgamation Sub shall amalgamate and continue as one company, being the Amalco (“Amalco”), under the terms and conditions prescribed in the amalgamation agreement to be signed by Marine Thinking and Amalgamation Sub and in accordance with section 181 of the CBCA (the “Amalgamation”). Following the Amalgamation Effective Time, Amalco will become a direct wholly owned subsidiary of Eureka.

The Continuance, the Amalgamation, and the other transactions contemplated by the BCA are hereinafter referred to as the “Transactions.”

Support Agreement

Concurrently with the execution of the BCA, the Sponsor, Eureka and Marine Thinking have entered into a support agreement (the “Support Agreement”) pursuant to which, among other things, the Sponsor agreed to (i) vote, or cause to be voted or consented at any meeting of the shareholders of Eureka, or in any action by written consent of the shareholders, all of its SPAC Shares (as defined in the BCA) which Eureka the Sponsor owns of record or has the power to vote as of the record date for such meeting (the “Sponsor Shares”), (a) in favor of the approval and adoption of the BCA and the Transactions contemplated thereby, and any other matter reasonably necessary to the consummation of the Business Combination, and (b) against the proposals in connection with other alternative business combinations other than the Business Combination with Marine Thinking; and (ii) not to transfer any Sponsor Shares until the Expiration Time (as defined in the Support Agreement).

Voting Agreement

Concurrent with the execution and delivery of the BCA, Marine Thinking, Eureka, the Amalgamation Sub and certain shareholders of Marine Thinking (the “Requisite Shareholders”), have entered into a voting agreement (the “Voting Agreement”), pursuant to which the Requisite Shareholders agreed to, among other things, (i) vote, or cause to be voted or consented at a meeting of the holders of the common shares in the capital of Marine Thinking (“Target Shareholders”), or in any action by written consent of the shareholders, all common shares of Marine Thinking which the Requisite Shareholders own of record or have the power to vote (including any successor shares of Company of which ownership of record or the power to vote is hereafter acquired by the Requisite Shareholders prior to the termination of the Company Voting Support Agreement) (the “Subject Shares”), (a) in favor of the approval and adoption of the BCA and the Transactions contemplated thereby, and any other matter reasonably necessary to the consummation of the Business Combination, and (b) against the proposals in connection with other alternative business combinations other than the Business Combination with Eureka; and (ii) not to transfer any Subject Shares until the Expiration Time (as defined in the Voting Agreement).

Registration Rights Agreement

The BCA contemplates that, at the Closing, Eureka, the Sponsor, each of the Target Shareholders and certain other parties named therein will enter into an amended and restated registration rights agreement (the “Registration Rights Agreement”), pursuant to which Eureka will agree to register for resale, pursuant to applicable securities laws and regulations, with respect to the registrable securities held by the Holders (as defined in the Registration Rights Agreement).

Lock-Up Agreements

The BCA contemplates that at the Closing, each of the Sponsor and certain of the Target Shareholders will enter into a lock-up agreement (collectively, the “Lock-up Agreements”), pursuant to which (i) the Sponsor agrees on certain restrictions on transfer of SPAC Class B Shares (as defined in the BCA) held by the Sponsor immediately prior to the Closing; and (ii) certain of the Target Shareholders agree on certain restrictions on transfer of SPAC Shares held by them immediately after the Closing, including any shares issuable upon the exercise of any rights, options, warrants or other securities to purchase any SPAC Shares held by them immediately after the Closing, or any rights, options, warrants or other securities convertible into or exercisable or exchangeable for any SPAC Shares held by them immediately after the Closing. The lock-up period commences on the Amalgamation Effective Time and continues until the earlier of (i) three-hundred and sixty-five (365) days after the Closing, or (ii) the date on which Eureka completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of Eureka’s shareholders having the right to exchange their SPAC Shares or other equity securities of Eureka for cash, securities or other property.

Option Purchase Agreement

On July 6, 2025, the Sponsor and Marine Thinking entered into an option purchase agreement (as amended on September 2, 2025, the “Option Purchase Agreement”), pursuant to which the Sponsor agreed to sell to Marine Thinking, and Marine Thinking agreed to purchase from the Sponsor, an option to purchase 583,333 SPAC Shares held by the Sponsor (the “Option Securities”) for an aggregate purchase price of $1,750,000. The aggregate exercise price of the option itself is $1.00 for all of the Option Securities. The options are exercisable for the period commencing on the expiration or early release of applicable transfer restrictions on the Option Securities (as provided in the letter agreement dated July 2, 2024 entered into by and among Eureka, the Sponsor and certain other parties in connection with the IPO) and ending on July 5, 2026. On September 23, 2025, Marine Thinking entered into an option assignment agreement (the “Option Assignment Agreement”) and assigned its rights, interests and obligations in whole under the Option Purchase Agreement to a company that is owned by the current shareholders of Marine Thinking in substantially similar proportions as their respective shareholdings in Marine Thinking.

Finder’s Agreement

On April 1, 2025, Eureka entered into a finder’s agreement (the “Finder’s Agreement”) with Alpha Innovators Limited, a British Virgin Islands exempted company (the “Finder”), pursuant to which the Finder agreed to introduce potential targets to Eureka. If Eureka consummates a business combination with one or more targets introduced by the Finder during the term of the Finder’s Agreement and a period of twelve (12) months following the termination of the Finder’s Agreement, then Eureka shall issue to the Finder or its designated affiliates, upon the completion of each business combination(s) and as complete and full compensation for the Finder under Finder’s Agreement, a number of SPAC Class A Shares equal to the quotient obtained by dividing 3% of the Company Valuation (as defined in the BCA) by the Redemption Price (as defined in the BCA).

Amendment No. 1 to Business Combination Agreement with Marine Thinking

On June 12, 2026, the Company entered into an amendment No. 1 to the BCA pursuant to which the Parties agreed to revise the requirements for the post-closing directors of Eureka.

June 2025 Shareholder Meeting

On June 30, 2025, the Company held an extraordinary general meeting in lieu of an annual meeting of shareholders (the “Extraordinary General Meeting”).

At the Extraordinary General Meeting, the shareholders of the Company approved the proposal to amend the Company’s Second Amended and Restated Memorandum and Articles of Association, which provided that the Company has until July 3, 2025 to complete a business combination, and may elect to extend the period to consummate a business combination up to two times, each by an additional three-month extension, for a total of up to six months to January 3, 2026, be deleted in their entirety and the substitution in their place of the Third Amended and Restated Memorandum and Articles of Association to provide that the Company has until July 3, 2025 to complete a business combination, and may elect to extend the period to consummate a business combination up to 12 times, each by an additional one-month extension (the “Monthly Extension”), for a total of up to 12 months to July 3, 2026. The Company agreed that it would not withdraw any interest from the Trust Account for payment of dissolution expenses.

In connection with the Extraordinary General Meeting, 2,819,767 Class A ordinary shares of the Company were rendered for redemption. A public shareholder redemption payable of $29,451,965 was recorded as of June 30, 2025 and was subsequently paid from the Trust Account.

June 2026 Shareholder Meeting

On June 29, 2026, the Company held an extraordinary general meeting in lieu of an annual meeting of shareholders (the “2026 Extraordinary General Meeting”).

At the 2026 Extraordinary General Meeting, the shareholders of the Company approved the proposal to amend the Company’s Third Amended and Restated Memorandum and Articles of Association, which provided that the Company has until July 3, 2025 to complete a business combination, and may elect to extend the period to consummate a business combination up to 12 times, each by an additional Monthly Extension, for a total of up to 12 months to July 3, 2026, be deleted in their entirety and the substitution in their place of the Fourth Amended and Restated Memorandum and Articles of Association (the “Current Charter”) to provide that the Company has until July 3, 2026 to complete a business combination, and may elect to extend the period to consummate a business combination up to 12 times, each by an additional Monthly Extension, for a total of up to 12 months to July 3, 2027.

In connection with the 2026 Extraordinary General Meeting, 2,655,132 Class A ordinary shares, par value $0.0001 per share, were rendered for redemption. A public shareholder redemption payable of $30,387,444 was recorded as of June 30, 2026 and was subsequently paid from the Trust Account on July 7, 2026. Following the redemptions, 275,101 public Class A ordinary shares remained outstanding.

Trust Amendment

In connection with the 2026 Extraordinary General Meeting, the Company entered into an amendment to the trust agreement dated July 2, 2024, as amended (the “Trust Amendment”), by and between the Company and Continental Stock Transfer & Trust Company, a New York limited purpose trust company, as trustee (the “Trustee”).

The Trust Amendment provides that, among other things, for each Monthly Extension, the amount of $8,253.03 (the “Monthly Extension Fee”) shall be deposited into the Trust Account, and, in the event that the Monthly Extension Fee is not being deposited into the Trust Account by the 3rd day of each month since July 3, 2026, the Company has a period of thirty (30) days (the “Cure Period”) to pay any applicable past due payment for the Monthly Extension Fee. If the Company fails to make any applicable past due payment during the Cure Period, then the Company shall immediately cease all operations, except for the purpose of winding up, and liquidate and dissolve with the same effect as if the Company failed to complete a business combination within the prescribed timeline.

Extensions and Extension Notes

Pursuant to the Current Charter, the Company currently has until August 3, 2026 (or up to July 3, 2027 if fully extended) to complete its business combination (the “Combined Period”). If the Company is unable to complete its initial Business Combination by the Combination Period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable) divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of its remaining shareholders and its Board of Directors, liquidate and dissolve, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to its public rights or private placement rights, which will expire worthless if the Company fails to complete its initial Business Combination by the Combination Period.

As of July 22, 2026, an aggregate of $1,808,253.03 of the Monthly Extension Fee has been deposited into the Trust Account, among which $150,000 was paid by the Company from its working capital, $1,050,000 was paid by the Sponsor and $608,253.03 was paid by Marine Thinking, respectively. In connection with the payment of the Monthly Extension Fee, the Company issued seven unsecured promissory notes in the aggregate principal amount of $1,050,000 (the “Sponsor Extension Notes”) to the Sponsor, and five unsecured promissory notes in the aggregate principal amount of $608,253.03 to Marine Thinking (the “Target Extension Notes” and, together with the Sponsor Extension Notes”, collectively, the “Extension Notes”), respectively. The Extension Notes bear no interest and are payable in full upon the earlier to occur of (i) the consummation of a business combination or (ii) the date of expiry of the term of the Company. The payees of the Extension Notes have the right, but not the obligation, to convert the Extension Notes, in whole or in part, respectively, into private units (the “Extension Units”) of the Company, each consisting of one Class A Ordinary Share and one right to receive one-fifth (1/5) of one Class A Ordinary Share upon the consummation of a business combination. The number of Extension Units to be received by the payees in connection with such conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to such payee by (y) $10.00.

Nasdaq Noncompliance Letter

On April 6, 2026, the Company received a written notice (the “Notice”) from the Listing Qualifications Staff of the Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company no longer complies with the Nasdaq Capital Market continued listing criteria set forth in Listing Rule 5550(a)(3) (the “Minimum Public Holders Rule”), which requires the Company to maintain a minimum of 300 public holders for continued listing on Nasdaq. The Notice is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on the Nasdaq.

The Notice states that the Company has 45 calendar days, or until May 21, 2026, to submit a plan to regain compliance with the Minimum Public Holders Rule. On May 20, 2026, the Company submitted a plan to regain compliance with the Minimum Public Holders Rule with Nasdaq. On June 5, 2026, the Company received a notification letter from Nasdaq stating that the Nasdaq Staff had determined to grant the Company an extension of time through October 3, 2026 to regain compliance with the Minimum Public Holders Rule.

Going Concern Consideration

As of June 30, 2026, the Company had $22,727 of cash and a working capital deficit of $33,103,127 (including public shareholder redemption payable of $30,387,444). The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. The Company currently has no commitments in place to receive such financing and there is no assurance that the Company’s plans to raise capital will be successful. In addition, the Company has until July 3, 2027 (if fully extended) to consummate the initial Business Combination. If the Company does not complete a Business Combination within the Combination Period, the Company will trigger an automatic winding up, dissolution and liquidation pursuant to the terms of the amended and restated memorandum and articles of association. Notwithstanding management’s belief that the Company would have sufficient funds to execute its business strategy, there is a possibility that Business Combination might not be completed within the 12-month period from the issuance date of these financial statements. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board’s Accounting Standards “Codification Subtopic 205-40, Presentation of Financial Statements - Going Concern”, management has determined that the mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution, along with the need to receive additional financing, raise substantial doubt about the Company’s ability to continue as a going concern until the earlier of the consummation of the Business Combination or the date the Company is required to liquidate. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the Company’s inability to continue as a going concern.

Risks and Uncertainties

Various social and political circumstances in the U.S. and around the world (including rising trade tensions between the U.S. and China, and other uncertainties regarding actual and potential shifts in the U.S. and foreign, trade, economic and other policies with other countries), may contribute to increased market volatility and economic uncertainties or deterioration in the U.S. and worldwide. As a result of these circumstances and the ongoing global conflicts and/or other future global conflicts, the Company’s ability to consummate a Business Combination, or the operations of a target business with which the Company ultimately consummates a Business Combination, may be materially and adversely affected. In addition, the Company’s ability to consummate a transaction may be dependent on the ability to raise equity and debt financing which may be impacted by these events, including as a result of increased market volatility, or decreased market liquidity in third-party financing being unavailable on terms acceptable to the Company or at all. The impact of this action and related sanctions on the world economy and the specific impact on the Company’s financial position, results of operations and/or ability to consummate a Business Combination are not yet determinable. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Note 1 — Organization, Business Operation and Going Concern Consideration

Eureka Acquisition Corp (the “Company” or “Eureka”) is a blank check company incorporated in the Cayman Islands on June 13, 2023. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses or entities, which is referred to as a “target business.” (the “Business Combination”) The Company does not have any specific Business Combination under consideration and the Company has not (nor has anyone on its behalf), directly or indirectly, contacted any prospective target business or had any substantive discussions, formal or otherwise, with respect to such a transaction. The Company’s efforts to identify a prospective target business will not be limited to a particular industry or geographic location but will initially focus on Asia. The Company may consummate a Business Combination with an entity located in People’s Republic of China (“PRC” including Hong Kong and Macau). Further, due to the fact that a majority of the Company’s executive officers and directors are located in or have significant ties to China, it may make us a less attractive partner to certain potential target businesses, including non-China or non-Hong Kong-based target companies, and such perception may potentially limit or negatively impact its search for an initial Business Combination or may therefore make it more likely for the Company to consummate a Business Combination with a company based in or having the majority of its operations in PRC and/or Hong Kong. The Company has selected September 30 as its fiscal year end.

As of September 30, 2025, the Company had not commenced any operations. For the period from June 13, 2023 (inception) through September 30, 2025, the Company’s efforts have been limited to organizational activities as well as activities related to the initial public offering (the “IPO”) described below, and subsequent to the IPO, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of dividend and/or interest income from the proceeds derived from the IPO and sale of Private Units (as defined below).

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of the Private Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully.

The Company’s founder and sponsor is Hercules Capital Management Corp, a British Virgin Islands company (the “Sponsor”). The Company’s ability to commence operations is contingent upon obtaining adequate financial resources through the IPO (see Note 3) and a private placement to the initial shareholder (see Note 4).

The registration statement for the Company’s IPO was declared effective on July 1, 2024. On July 3, 2024, the Company consummated its IPO of 5,000,000 units (“Units”). Each Unit consists of one Class A ordinary share, $0.0001 par value per share, and one right to receive one-fifth of one Class A ordinary share upon the completion of the initial Business Combination. The Units were sold at an offering price of $10.00 per Unit, generating total gross proceeds of $50,000,000. On July 3, 2024, the underwriter notified the Company of its exercise of the over-allotment option in full to purchase additional 750,000 Units (the “Option Units”) of the Company (the “Over-Allotment Option”). As a result, on July 8, 2024, 750,000 Units were sold to the underwriter at an offering price of $10.00 per Option Unit (the “Option Units” and together with the Units, collectively, the “Public Units”), generating gross proceeds of $7,500,000.

Simultaneously with the consummation of the IPO and the sale of the Units, the Company consummated the private placement of 216,750 units (the “Initial Private Placement Units”) to the Sponsor at a price of $10.00 per Initial Private Placement Unit, generating total proceeds of $2,167,500, which is described in Note 4. Simultaneously with the issuance and sale of the Option Units, the Company completed a private placement sale of additional 11,250 units (the “Additional Private Units” and together with the Initial Private Placement Units, collectively, the “Private Units”) to the Sponsor at a purchase price of $10.00 per Additional Private Unit, generating gross proceeds of $112,500.

Transaction costs amounted to $1,600,914 consisting of $862,500 underwriting commissions which were paid in cash at the closing date of the IPO and Over-allotment Option, $301,300 of the Representative Shares (discussed in the below), $150,000 of underwriter expenses, and $287,114 of other offering costs. At the closing date of the IPO and Over-allotment Option, cash of $827,216 was held outside of the Trust Account (as defined below) and is available for the payment of accrued offering costs and for working capital purposes.

In conjunction with the IPO, the Company issued to the underwriter 200,000 Class A ordinary shares for no consideration (the “Representative Shares”) with an estimated fair value of $262,000. In connection with the issuance and sales of the Option Units, the Company issued an additional 30,000 Representative Shares with an estimated fair value of $39,300 to the underwriter. The fair value of the Representative Shares accounted for as compensation under Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation” (“ASC 718”) is included in the offering costs.

The Company’s initial Business Combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the balance in the Trust Account (as defined below), (less any taxes payable on interest earned) at the time of execution of the definitive agreement in connection with its initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for the post-transaction company not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company does not believe that its anticipated principal activities will subject the Company to the Investment Company Act. There is no assurance that the Company will be able to complete a Business Combination successfully.

Upon the closing of the IPO, management has agreed that at least $10.00 per Public Unit sold in the IPO would be held into a U.S.-based trust account (“Trust Account”). The funds held in the Trust Account will be invested only in U.S. government treasury bills with a maturity of 185 days or less, or in money market funds meeting the applicable conditions of Rule 2a-7 promulgated under the Investment Company Act which invest solely in direct U.S. government treasury or in an interest bearing or non-interest bearing demand deposit account. Except with respect to divided and/or interest earned on the funds held in the Trust Account that may be released to the Company to pay the Company’s tax obligation, if any, the proceeds from the IPO and the sale of the Private Units that are deposited and held in the Trust Account will not be released from the Trust Account until the earliest to occur of (i) the completion of the Company’s initial Business Combination, (ii) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the company’s amended and restated memorandum and articles of association to (A) modify the substance or timing of obligation to redeem 100% of our public shares if the Company does not complete the Company’s initial Business Combination by July 3, 2025 (or up to January 3, 2026 if the Company extends the period of time to consummate a Business Combination two times, each by an additional three months) (the “Combination Period”) or (B) with respect to any other provision relating to shareholders’ rights or pre-Business Combination activity and (iii) the redemption of all of the Company’s public shares if the company are unable to complete their initial Business Combination within Combination Period, subject to applicable law. In no other circumstances will a public shareholder have any right or interest of any kind to or in the Trust Account.

The Company will provide the holders of public shares with the opportunity to redeem all or a portion of their public shares upon the completion of the Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer.

The Company has determined not to consummate any Business Combination unless the Company has net tangible assets of at least $5,000,001 upon such consummation in order to avoid being subject to Rule 419 promulgated under the Securities Act. However, if the Company seeks to consummate an initial Business Combination with a target business that imposes any type of working capital closing condition or requires us to have a minimum amount of funds available from the Trust Account upon consummation of such initial Business Combination, its net tangible asset threshold may limit the Company’s ability to consummate such initial Business Combination (as the Company may be required to have a lesser number of shares redeemed) and may force the Company to seek third party financing which may not be available on terms acceptable to the Company or at all. As a result, the Company may not be able to consummate such an initial Business Combination and the Company may not be able to locate another suitable target within the applicable time period, if at all.

The Company currently has until January 3, 2026 (or up to July 3, 2026 if the Company extends the period of time to consummate a Business Combination two times, each by an additional three months) to complete its initial Business Combination. If the Company is unable to complete its initial Business Combination by January 3, 2026 (or up to July 3, 2026 if fully extended), the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (less up to $50,000 of interest to pay dissolution expenses (which interest shall be net of taxes payable) divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of its remaining shareholders and its Board of Directors, liquidate and dissolve, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to its Public Rights or private placement rights, which will expire worthless if the Company fails to complete its initial Business Combination by January 3, 2026 (or up to July 3, 2026 if fully extended).

Proposed Business Combination with Marine Thinking

On October 29, 2025, the Company entered into a business combination agreement (as the same may be amended, supplemented or otherwise modified from time to time, the “BCA”), with Marine Thinking Inc. (“Marine Thinking”), an autonomous ship and fleet solution providing company incorporated under the Canada Business Corporations Act (“CBCA”) and 17358750 Canada Inc., a company incorporated under the CBCA and a wholly-owned subsidiary of Eureka (the “Amalgamation Sub,” together with Eureka and Marine Thinking, the “Parties,” and each, a “Party”).

The BCA contemplates that the business combination among Eureka, Marine Thinking and Amalgamation Sub will be completed through the following series of transactions, (i) prior to the time when the Amalgamation (as defined below) becomes effective (the “Amalgamation Effective Time”), Eureka shall complete the deregistration as a Cayman Islands exempted company in accordance with section 206 of the Companies Act and, immediately upon such deregistration, the domestication to Canada under the CBCA (the “SPAC Continuance”). Upon the completion of the SPAC Continuance, the name of Eureka shall be changed from “Eureka Acquisition Corp” to “Marine Thinking Holdings Inc.” or such other name as the Parties may agree on; and (ii) following the SPAC Continuance, and in accordance with the applicable provisions of the BCA and in accordance with the CBCA, at the closing of the transactions contemplated by the BCA (the “Closing”), Marine Thinking and the Amalgamation Sub shall amalgamate and continue as one company, being the Amalco (“Amalco”), under the terms and conditions prescribed in the amalgamation agreement to be signed by Marine Thinking and Amalgamation Sub and in accordance with section 181 of the CBCA (the “Amalgamation”). Following the Amalgamation Effective Time, Amalco will become a direct wholly owned subsidiary of Eureka.

Support Agreement

Concurrently with the execution of the BCA, the Sponsor, Eureka and Marine Thinking have entered into a support agreement (the “Support Agreement”) pursuant to which, among other things, the Sponsor agreed to (i) vote, or cause to be voted or consented at any meeting of the shareholders of Eureka, or in any action by written consent of the shareholders, all of its SPAC Shares (as defined in the BCA) which Eureka the Sponsor owns of record or has the power to vote as of the record date for such meeting (the “Sponsor Shares”), (a) in favor of the approval and adoption of the BCA and the Transactions contemplated thereby, and any other matter reasonably necessary to the consummation of the Business Combination, and (b) against the proposals in connection with other alternative business combinations other than the Business Combination with Marine Thinking; and (ii) not to transfer any Shares until the Expiration Time (as defined in the Support Agreement).

Voting Agreement

Concurrently with the execution and delivery of the BCA, Marine Thinking, EU Eureka, the Amalgamation Sub and certain shareholders of Marine Thinking (the “Requisite Shareholders”), have entered into a voting agreement (the “Voting Agreement”), pursuant to which the Requisite Shareholders agreed to, among other things, (i) vote, or cause to be voted or consented at a meeting of the holders of the common shares in the capital of Marine Thinking (“Target Shareholders”), or in any action by written consent of the shareholders, all common shares of Marine Thinking which the Requisite Shareholders own of record or have the power to vote (including any successor shares of Company of which ownership of record or the power to vote is hereafter acquired by the Requisite Shareholders prior to the termination of the Company Voting Support Agreement) (the “Subject Shares”), (a) in favor of the approval and adoption of the BCA and the Transactions contemplated thereby, and any other matter reasonably necessary to the consummation of the Business Combination, and (b) against the proposals in connection with other alternative business combinations other than the Business Combination with Eureka; and (ii) not to transfer any Subject Shares until the Expiration Time (as defined in the Voting Agreement).

Registration Rights Agreement

The BCA contemplates that, at the Closing, Eureka, the Sponsor, each of the Target Shareholders and certain other parties named therein will enter into an amended and restated registration rights Agreement (the “Registration Rights Agreement”), pursuant to which Eureka will agree to register for resale, pursuant to applicable securities laws and regulations, with respect to the registrable securities held by the Holders (as defined in the Registration Rights Agreement).

Lock-Up Agreements

The BCA contemplates that at the Closing, each of the Sponsor and certain of the Target Shareholders will enter into a lock-up agreement (collectively, the “Lock-up Agreements”), pursuant to which (i) the Sponsor agrees on certain restrictions on transfer of SPAC Class B Shares (as defined in the BCA) held by the Sponsor immediately prior to Closing; and (ii) certain of the Target Shareholders agree on certain restrictions on transfer of SPAC Shares held by them immediately after the Closing, including any shares issuable upon the exercise of any rights, options, warrants or other securities to purchase any SPAC Shares held by them immediately after the Closing, or any rights, options, warrants or other securities convertible into or exercisable or exchangeable for any SPAC Shares held by them immediately after the Closing. The lock-up period commences on the Amalgamation Effective Time and continues until the earlier of (i) three-hundred and sixty-five (365) days after the Closing, or (ii) the date on which Eureka completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of Eureka’s shareholders having the right to exchange their SPAC Shares or other equity securities of Eureka for cash, securities or other property.

Option Purchase Agreement

On July 6, 2025, the Sponsor and Marine Thinking entered into an option purchase agreement (as amended on September 2, 2025, the “Option Purchase Agreement”), pursuant to which the Sponsor agreed to sell to Marine Thinking, and Marine Thinking agreed to purchase from the Sponsor, an option to purchase 583,333 SPAC Shares held by the Sponsor (the “Option Securities”) for an aggregate purchase price of $1,750,000. (As of December 29, 2025, $200,000 of this amount remains due and payable.) The aggregate exercise price of the option itself is $1.00 for all of the Option Securities. The options are exercisable for the period commencing on the expiration or early release of applicable transfer restrictions on the Option Securities (as provided in the letter agreement dated July 2, 2024 entered into by and among Eureka, the Sponsor and certain other parties in connection with the IPO) and ending on July 5, 2026. On September 23, 2025, Marine Thinking entered into an option assignment agreement (the “Option Assignment Agreement”) and assigned its rights, interests and obligations in whole under the Option Purchase Agreement to 17323204 Canada Inc., a company that is owned by the current shareholders of Marine Thinking in substantially similar proportions as their respective shareholdings in Marine Thinking. As of the date of this proxy statement/prospectus, 17323204 Canada Inc. has not exercised its option under the Option Purchase Agreement.

Finder’s Agreement

On April 1, 2025, Eureka entered into a finder’s agreement (the “Finder’s Agreement”) with Alpha Innovators Limited, a British Virgin Islands exempted company (the “Finder”), pursuant to which the Finder agreed to introduce potential targets to Eureka. If Eureka consummates a business combination with one or more targets introduced by the Finder during the term of the Finder’s Agreement and a period of twelve (12) months following the termination of the Finder’s Agreement, then Eureka shall issue to the Finder or its designated affiliates, upon the completion of each business combination(s) and as complete and full compensation for Finder under Finder’s Agreement, a number of SPAC Class A Shares equal to the quotient obtained by dividing 3% of the Company Valuation (as defined in the BCA) by the Redemption Price (as defined in the BCA).

June 2025 Shareholder Meeting

On June 30, 2025, the Company held an extraordinary general meeting in lieu of an annual meeting of shareholders (the “Extraordinary General Meeting”).

At the Extraordinary General Meeting, the shareholders of the Company approved the proposal (the “Charter Amendment Proposal”) to amend the Company’s Second Amended and Restated Memorandum and Articles of Association, which provided that the Company has until July 3, 2025 to complete a business combination, and may elect to extend the period to consummate a business combination up to two times, each by an additional three-month extension, for a total of up to six months to January 3, 2026, be deleted in their entirety and the substitution in their place of the Third Amended and Restated Memorandum and Articles of Association (the “Current Charter”) to provide that the Company has until July 3, 2025 to complete a business combination, and may elect to extend the period to consummate a business combination up to 12 times, each by an additional one-month extension (the “Monthly Extension”), for a total of up to 12 months to July 3, 2026. The Company agreed that it would not withdraw any interest from the Trust Account for payment of dissolution expenses.

In connection with the Extraordinary General Meeting, 2,819,767 Class A Ordinary Shares were rendered for redemption, and approximately $29.45 million was released from the Trust Account to pay such redeeming shareholders.

Trust Amendment

In connection with the Extraordinary General Meeting, the Company entered into an amendment to the trust agreement dated July 2, 2024 (the “Trust Amendment”), by and between the Company and Continental Stock Transfer & Trust Company, a New York limited purpose trust company, as trustee (the “Trustee”).

The Trust Amendment provides that, among the others, for each Monthly Extension, the amount of $150,000 (the “Monthly Extension Fee”) shall be deposited into the trust account of the Company (the “Trust Account”), and, in the event that the Monthly Extension Fee is not being deposited into the trust account by the 3rd day of each month since July 3, 2025, the Company has a period of thirty (30) days (the “Cure Period”) to pay any applicable past due payment for the Monthly Extension Fee. If the Company fails to make any applicable past due payment during the Cure Period, then the Company shall immediately cease all operations, except for the purpose of winding up, and liquidate and dissolve with the same effect as if the Company failed to complete a business combination within the prescribed timeline.

Extensions and Extension Notes

Pursuant to the Current Charter, the Company currently has until January 3, 2026 to complete its business combination, which may be extended up to July 3, 2026 if fully extended by Monthly Extensions. If the Company is unable to complete its initial Business Combination by January 3, 2026 (or up to July 3, 2026 if fully extended), the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable) divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of its remaining shareholders and its Board of Directors, liquidate and dissolve, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to its public rights or private placement rights, which will expire worthless if the Company fails to complete its initial Business Combination by January 3, 2026 (or up to July 3, 2026 if fully extended).

As of the date hereof, an aggregate of $900,000 of the Monthly Extension Fee has been deposited into the Trust Account, among which $150,000 was paid by the Company from its working capital and $750,000 was paid by the Sponsor. In connection with the Sponsor’s payment of the Monthly Extension Fee, the Company issued five unsecured promissory notes in the aggregate principal amount of $750,000 (the “Extension Notes”) to the Sponsor. The Extension Notes bear no interest and is payable in full upon the earlier to occur of (i) the consummation of the Company’s business combination or (ii) the date of expiry of the term of the Company. The Sponsor, has the right, but not the obligation, to convert the Extension Notes, in whole or in part, respectively, into private units (the “Conversion Units”) of the Company, each consisting of one Class A Ordinary Share and one right to receive one-fifth (1/5) of one Class A Ordinary Share upon the consummation of a business combination. The number of Conversion Units to be received by the Sponsor in connection with such conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to the Sponsor by (y) $10.00.

Going Concern Consideration

As of September 30, 2025, the Company had $51,431 of cash and a working capital deficit of $625,273. The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. The Company currently has no commitments to receive such financing and there is no assurance that the Company’s plans to raise capital will be successful. In addition, the Company has until January 3, 2026 (or up to July 3, 2026 if fully extended) to consummate the initial Business Combination. If the Company does not complete a Business Combination within the Combination Period, the Company will trigger an automatic winding up, dissolution and liquidation pursuant to the terms of the amended and restated memorandum and articles of association. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board’s Accounting Standards “Codification Subtopic 205-40, Presentation of Financial Statements - Going Concern”, management has determined that the mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution, along with the need to receive additional financing, raise substantial doubt about the Company’s ability to continue as a going concern until the earlier of the consummation of the Business Combination or the date the Company is required to liquidate. The financial statements do not include any adjustments that might result from the Company’s inability to continue as a going concern.

Risks and Uncertainties

Various social and political circumstances in the U.S. and around the world (including rising trade tensions between the U.S. and China, and other uncertainties regarding actual and potential shifts in the U.S. and foreign, trade, economic and other policies with other countries), may contribute to increased market volatility and economic uncertainties or deterioration in the U.S. and worldwide.

As a result of these circumstances and the ongoing Russia/Ukraine, Hamas/Israel conflicts and/or other future global conflicts, the Company’s ability to consummate a Business Combination, or the operations of a target business with which the Company ultimately consummates a Business Combination, may be materially and adversely affected. In addition, the Company’s ability to consummate a transaction may be dependent on the ability to raise equity and debt financing which may be impacted by these events, including as a result of increased market volatility, or decreased market liquidity in third-party financing being unavailable on terms acceptable to the Company or at all. The impact of this action and related sanctions on the world economy and the specific impact on the Company’s financial position, results of operations and/or ability to consummate a Business Combination are not yet determinable. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.